                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S Squared Technology, LLC
Address:   515 Madison Avenue
           New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seymour L. Goldblatt
Title:     Managing Member
Phone:     212-421-2155

Signature, Place, and Date of Signing:


     /s/ Seymour L. Goldblatt          New York, New York      February 11, 2011
---------------------------------
           [Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]   NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 2
Form 13F Information Table Entry Total:           96
Form 13F Information Table Value Total:   $  641,925
                                          ----------
                                          (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

Page 1 of 4                                                       (SEC USE ONLY)


                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                               December 31, 2010

                                                                               Item 6
                                                                             Investment
                                                                             Discretion
                                                                        --------------------
                                                                               (b)
                                                                              Shared
                                                   Item 4:    Item 5:          -As
                                                    Fair      Shares         Defined          Item 7             Item 8:
            Item 1:             Item 2:  Item 3:   Market       of              in     (c)   Managers   Voting Authority (Shares)
            Name of            Title of   CUSIP     Value    Principal   (a)  Instr. Shared-    See   -----------------------------
            Issuer               class    Number  (x$1000)    Amount    Sole    V     Other  Instr. V  (a) Sole (b) Shared (c) None
------------------------------ -------- --------- -------- ------------ ---- ------- ------- -------- --------- ---------- --------
ABSOLUTE SOFTWARE CORPORATION  COM      00386B109    7,298 1,961,800 SH   X                           1,961,800
ACCELRYS INC                   COM      00430U103    3,334   401,700 SH   X                             401,700
ACCENTURE PLC                  COM      G1151C101    2,352    48,500 SH   X                              48,500
ACOR THERAPEUTIC INC           COM      00484M106    9,446   346,500 SH         X                  01   346,500
ACTELION LTD (B1YD5Q2)         ADR      CH0010532   10,221   186,700 SH         X                  01   186,700
ALLSCRIPTS HEALTHCARE SOLUTION COM      01988P108    7,300   378,820 SH         X                  01   378,820
ALPHA & OMEGA SEMICONDUCTORS   COM      G6331P104      780    60,800 SH   X                              60,800
ALTERA CORP                    COM      021441100    2,829    79,500 SH         X                  01    79,500
ARCHIPELAGO LEARNING INC       COM      03956P102    4,012   409,000 SH   X                             409,000
ARROW ELECTRONICS INC          COM      042735100   10,861   317,100 SH         X                  01   317,100
ASPEN TECHNOLOGY INC           COM      045327103      842    66,300 SH   X                              66,300
ATMEL CORP                     COM      049513104    8,094   657,000 SH         X                  01   657,000
AVAGO TECHNOLOGIES             COM      Y0486S104    6,123   215,500 SH         X                  01   215,500
AVIAT NETWORKS INC             COM      05366Y102      507   100,000 SH   X                             100,000
AVNET INC                      COM      053807103   11,683   353,700 SH         X                  01   353,700
BALLANTYNE STRONG INC          COM      058516105    2,821   363,000 SH   X                             363,000
BIOGEN IDEC INC                COM      09062X103    9,461   141,100 SH         X                  01   141,100
BMC SOFTWARE INC               COM      055921100   21,880   464,150 SH         X                  01   464,150
CADENCE DESIGN SYS INC         COM      127387108    7,057   854,400 SH         X                  01   854,400
CALIX INC                      COM      13100M509    2,231   132,000 SH   X                             132,000
CALLIDUS SOFTWARE              COM      13123E500   10,090 1,997,983 SH         X                  01 1,997,983
CAVIUM NETWORKS INC            COM      14965A101    3,350    88,900 SH   X                              88,900
CEPHALON INC                   COM      156708109    6,635   107,500 SH         X                  01   107,500
CIENA                          COM      171779101   11,095   527,100 SH         X                  01   527,100
CITY TELECOM LTD               ADR      178677209    4,904   331,100 SH   X                             331,100
CODEXIS, INC                   COM      192005106    2,470   233,000 SH   X                             233,000
COGNIZANT TECHNOLOGY SOLUTIONS COM      192446102    4,808    65,600 SH         X                  01    65,600
COMVERGE INC                   COM      205859101    3,684   533,078 SH   X                             533,078
COMVERSE TECHNOLOGY INC        COM      205862402   10,796 1,487,100 SH         X                  01 1,487,100
CONSTANT CONTACT INC           COM      210313102    3,573   115,300 SH   X                             115,300
CREE INC                       COM      225447101      665    10,100 SH   X                              10,100
DEMANDTEC TEC                  COM      24802R506    1,002    92,400 SH   X                              92,400
DEXCOM INC                     COM      252131107   20,269 1,484,900 SH         X                  01 1,484,900
                                                  --------
COLUMN TOTAL                                       212,473
                                                  ========

Page 2 of 4                                                       (SEC USE ONLY)


                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                               December 31, 2010

                                                                               Item 6
                                                                             Investment
                                                                             Discretion
                                                                        --------------------
                                                                               (b)
                                                                              Shared
                                                   Item 4:    Item 5:          -As
                                                    Fair      Shares         Defined          Item 7             Item 8:
            Item 1:             Item 2:  Item 3:   Market       of              in     (c)   Managers   Voting Authority (Shares)
            Name of            Title of   CUSIP     Value    Principal   (a)  Instr. Shared-    See   -----------------------------
            Issuer               class    Number  (x$1000)    Amount    Sole    V     Other  Instr. V  (a) Sole (b) Shared (c) None
------------------------------ -------- --------- -------- ------------ ---- ------- ------- -------- --------- ---------- --------
DIGITAL RIV INC                COM      25388B104   12,846   373,200 SH         X                  01   373,200
ELOYALTY                       COM      290151307    5,251   820,525 SH         X                  01   820,525
EMDEON INC                     COM      29084T104    1,840   135,900 SH         X                  01   135,900
EPICOR SOFTWARE CORP           COM      29426L108    4,040   400,000 SH   X                             400,000
FLEXTRONICS INTL LTD           COM      Y2573F102    4,770   607,700 SH         X                  01   607,700
FOREST LABS INC                COM      345838106   13,755   430,100 SH         X                  01   430,100
GENZYME CORP                   COM      372917104    5,176    72,700 SH         X                  01    72,700
GSE SYSTEMS INC                COM      36227K106    4,962 1,370,800 SH   X                           1,370,800
GUIDANCE SOFTWARE INC          COM      401692108    3,097   430,700 SH   X                             430,700
HARMONIC                       COM      413160102    6,649   775,900 SH   X                             775,900
IGATE CORPORATION              COM      45169U105    1,433    72,700 SH   X                              72,700
INGRAM MICRO INC               COM      457153104    9,406   492,700 SH         X                  01   492,700
INSPIRE PHARMACEUTICALS, INC   COM      457733103    9,132 1,087,100 SH         X                  01 1,087,100
INTER-NAP NETWORK              COM      45885A300    9,126 1,501,000 SH   X                           1,501,000
INTERSIL HLDG CORP CL A        COM      46069S109    8,183   535,900 SH         X                  01   535,900
KENEXA CORP                    COM      488879107   19,036   873,600 SH         X                  01   873,600
LAM RESH CORP                  COM      512807108    9,605   185,500 SH         X                  01   185,500
LINEAR TECHNOLOTY CORP         COM      535678106    6,427   185,800 SH         X                  01   185,800
LIQUIDITY SERVICES INC.        COM      53635B107    6,049   430,500 SH   X                             430,500
MAGMA DESIGN AUTOMATION INC    COM      559181102    6,273 1,252,100 SH   X                           1,252,100
MAXLINEAR, INC                 COM      57776J100    1,979   183,900 SH   X                             183,900
MEDIAMINDS TECHNOLOGIES        COM      58449C100    1,666   121,600 SH   X                             121,600
MERU NETWORKS INC              COM      59047Q103    3,445   223,400 SH   X                             223,400
MICROSEMI CORP                 COM      595137100    9,151   399,600 SH         X                  01   399,600
MICROSTRATEGY INC              COM      594972408    5,419    63,400 SH         X                  01    63,400
MONOLITHIC POWERSYSTEM INC     COM      609839105    4,885   295,700 SH   X                             295,700
MONSTER WORLDWIDE INC          COM      611742107   11,678   494,200 SH         X                  01   494,200
NOVELL INC                     COM      670006105    3,676   620,900 SH         X                  01   620,900
NVIDIA CORP                    COM      67066G104    9,165   595,100 SH         X                  01   595,100
OCZ TECHNOLOGY                 COM      67086E303    5,162 1,070,993 SH   X                           1,070,993
OCZ TECHNOLOGY                 COM      67086E303    2,892   600,000 SH   X                             600,000
OCZ TECHNOLOGY CORP            COM      67086e303      472    98,000 SH   X                              98,000
                                                  --------
COLUMN TOTAL                                       206,646
                                                  ========

Page 3 of 4                                                       (SEC USE ONLY)


                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                               December 31, 2010

                                                                               Item 6
                                                                             Investment
                                                                             Discretion
                                                                        --------------------
                                                                               (b)
                                                                              Shared
                                                   Item 4:    Item 5:          -As
                                                    Fair      Shares         Defined          Item 7             Item 8:
            Item 1:             Item 2:  Item 3:   Market       of              in     (c)   Managers   Voting Authority (Shares)
            Name of            Title of   CUSIP     Value    Principal   (a)  Instr. Shared-    See   -----------------------------
            Issuer               class    Number  (x$1000)    Amount    Sole    V     Other  Instr. V  (a) Sole (b) Shared (c) None
------------------------------ -------- --------- -------- ------------ ---- ------- ------- -------- --------- ---------- --------
ONYX PHARM                     COM      683399109   11,632   315,500 SH         X                  01   315,500
OPENWAVE SYS INC               COM      683718308   19,396 9,148,900 SH         X                  01 9,148,900
POWER INTEGRATIONS INC         COM      739276103    3,398    84,600 SH   X                              84,600
PRINCETON REVIEW INC           COM      742352107    1,458 1,235,600 SH   X                           1,235,600
QUEST SOFTWARE INC             COM      74834T103    2,765    99,663 SH         X                  01    99,663
RADWARE, LTD                   COM      IL0010834    6,883   183,500 SH   X                             183,500
REAL NETWORKS INC              COM      75605L104   12,222 2,910,000 SH   X                           2,910,000
RESVERLOGIX CORP               COM      76128M108      843   355,100 SH   X                             355,100
RIVERSTONE NETWORKS            COM      769320995        0 6,138,050 SH         X                  01 6,138,050
SALIX PHARMACEUTICALS          COM      795435106   19,552   416,350 SH         X                  01   416,350
SAPIENT CORP                   COM      803062108   19,741 1,631,500 SH         X                  01 1,631,500
SEAGATE TECHNOLOGY HOLDINGS    COM      G7945M107    4,709   313,300 SH         X                  01   313,300
SILICON LABORATORIES, INC      COM      826919102    6,995   152,000 SH         X                  01   152,000
SMART TECHNOLOGIES             COM      83172R108    1,093   115,800 SH         X                  01   115,800
SOLARWINDS, INC                COM      83416B109    4,743   246,400 SH         X                  01   246,400
SONIC SOLUTIONS                COM      835460106   21,091 1,406,100 SH         X                  01 1,406,100
STEC Inc                       COM      784774101    9,344   529,400 SH         X                  01   529,400
TECH DATA CORP                 COM      878237106    4,076    92,600 SH         X                  01    92,600
TELECOMMUNICATIONS SYS CL A    COM      87929J103    5,620 1,203,500 SH   X                           1,203,500
TNS INC                        COM      872960109   19,506   937,800 SH         X                  01   937,800
TRX INC                        COM      898452107      161   230,600 SH   X                             230,600
UNIVERSAL DISPLAY CORP         COM      91347P105    3,589   117,100 SH   X                             117,100
VERIGY LTD                     COM      Y93691106    2,669   205,000 SH         X                  01   205,000
VIROPHARMA INC                 COM      928241108    7,170   414,000 SH   X                             414,000
VISTAPRINT LTD                 COM      N93540107    7,746   168,400 SH         X                  01   168,400
VOCUS INC                      COM      92858J108    4,816   174,100 SH   X                             174,100
WEB.COM GROUP INC              COM      94733A104   13,441 1,590,701 SH   X                           1,590,701
WEBMEDIABRANDS INC             COM      94770W100    3,876 2,407,700 SH   X                           2,407,700
WESTERN DIGITAL CORP           COM      958102105    4,156   122,600 SH         X                  01   122,600
ELOYALTY CORP SERIES B CONV PF CVPF     290152990      115    22,475 SH   X                              22,475
COLUMN TOTAL                                       222,806
                                                  --------
TOTAL                                              641,925
                                                  ========

Page 4 of 4
S Squared Technology, LLC
Form 13F - Additions

                                                                       31-Dec-10

                                                                               Item 6
                                                                             Investment
                                                                             Discretion
                                                                        --------------------
                                                                               (b)
                                                                              Shared
                                                   Item 4:    Item 5:          -As
                                                    Fair      Shares         Defined          Item 7             Item 8:
            Item 1:             Item 2:  Item 3:   Market       of              in     (c)   Managers   Voting Authority (Shares)
            Name of            Title of   CUSIP     Value    Principal   (a)  Instr. Shared-    See   -----------------------------
            Issuer               class    Number  (x$1000)    Amount    Sole    V     Other  Instr. V  (a) Sole (b) Shared (c) None
------------------------------ -------- --------- -------- ------------ ---- ------- ------- -------- --------- ---------- --------
NORTEL NETWORKS                COM      656568508        0         5 SH   X                                   5
TOTAL MARKET VALUE 13F
   ADDITIONS                                             0
TOTAL MARKET VALUE 13F                             641,925
                                                  --------
TOTAL MARKET VALUE 13F &
   ADDITIONS                                       641,925
                                                  ========